Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	BONDBLOXX ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001879238
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 14, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jul. 17, 2023
Prospectus Date	rr_ProspectusDate	Jul. 17, 2023
BondBloxx USD High Yield Bond Sector Rotation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	BONDBLOXX USD HIGH YIELD BOND SECTOR ROTATION ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The BondBloxx USD High Yield Bond Sector Rotation ETF (the “Fund”) seeks to provide total return by primarily investing its assets in U.S. dollar-denominated, high yield corporate bonds in the various sectors of the fixed income securities market through other exchange-traded funds (“ETFs”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund and the Underlying Funds may pay transaction costs, such as commissions, when they buy and sell securities (or “turns over” its portfolio). A higher portfolio turnover rate for the Fund or the Underlying Funds may indicate higher transaction costs, may cause the Fund or the Underlying Funds to incur increased expenses and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to the Underlying Funds included as part of Acquired (Underlying) Fund Fees and Expenses), affect the Fund’s performance. To the extent an Underlying Fund incurs costs from high portfolio turnover, such costs may have a negative effect on the performance of the Fund. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this Prospectus. During the most recent fiscal year of the Predecessor Fund (as defined in the section titled “—Performance Information”), the portfolio turnover rate was 157% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	157.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is “actively managed” and does not seek to replicate the performance of a specified index. The Fund is newly organized and operates as a “fund of funds,” meaning that it primarily invests its assets in securities of other ETFs. In particular, the Fund allocates its assets among ETFs that each focus on U.S. dollar-denominated, high yield corporate bonds (commonly referred to as “junk bonds”) in the various sectors of the fixed income securities market (each, a “Sector” and collectively, the “Sectors”). As of the date of this Prospectus, the Sectors include: the Industrials, Telecom, Media & Technology, Healthcare, Financial & REIT, Energy, Consumer Cyclicals, and Consumer Non-Cyclicals Sectors. Exposure to the Sectors is obtained by investing in ETFs that invest in the specific sectors included in the ICE BofA US Cash Pay High Yield Constrained Index (the “Underlying Benchmark”), which is a rules-based index consisting of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market (as determined by ICE Data Indices, LLC (“IDI” or “Index Provider”)). The sector classifications as determined by IDI are subject to change and are not controlled by the Fund or BondBloxx Investment Management Corporation (the “Adviser” or “BIM”), the Fund’s and the Underlying Funds’ (as defined below) investment adviser. The ETFs in which the Fund invests are: BondBloxx USD High Yield Bond Industrial Sector ETF (ticker: XHYI), BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF (ticker: XHYT), BondBloxx USD High Yield Bond Healthcare Sector ETF (ticker: XHYH), BondBloxx USD High Yield Bond Financial & REIT Sector ETF (ticker: XHYF), BondBloxx USD High Yield Bond Energy Sector ETF |(ticker: XHYE), BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF (ticker: XHYC) and BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF (ticker: XHYD) (each, an “Underlying Fund”). The Fund will be close to fully invested at all times in the Underlying Funds. Each Underlying Fund is an affiliated fund advised by the Adviser.

The Adviser has retained Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, a Delaware statutory trust (the “Sub-Adviser”), to provide the Adviser with periodic asset allocation advisory services with respect to the Underlying Funds. “Sector rotation” refers to the allocation and reallocation of Fund assets from one or more Sectors into one or more other Sectors. The Sub-Adviser makes asset allocation recommendations among the Underlying Funds based on its fundamental investment approach that takes into consideration the analysis of macroeconomic, financial and market data to formulate decisions regarding the recommended sector allocation(s) within the portfolio, which may result in the allocation and reallocation of Fund assets from one or more Sectors into one or more other Sectors.

The Sub-Adviser’s recommended allocations may attempt to enhance returns relative to the Underlying Benchmark by overweighting and underweighting exposure to the Sectors and this may consequently increase or reduce the Fund’s overall exposure to certain Underlying Funds. It is possible the Fund may not have exposure to all Sectors or Underlying Funds at all times.

The Adviser typically rebalances the Fund’s portfolio of Underlying Funds on a monthly basis after receiving asset allocation recommendations from the Sub-Adviser, although rebalancing may occur more or less frequently depending on market conditions. As a result of frequent rebalances, the Fund may experience a high turnover rate.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) directly or indirectly through the Underlying Funds, in high yield bonds issued by U.S. companies. High yield bonds are below investment grade securities (sometimes referred to as “junk bonds”) that are rated below “BBB-” by S&P Global Ratings and Fitch or below “Baa3” by Moody’s or similar securities that are unrated but considered to be of equivalent quality by BIM. The Fund may also invest up to 20% of its net assets in certain futures, options and swap contracts, U.S. Treasury obligations, U.S. Government obligations, U.S. agency securities, securities of other registered investment companies, cash and cash equivalents.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information shown below reflects the historical performance of Highland/iBoxx Senior Loan ETF, a series of NexPoint Funds I (the “Predecessor Fund”). It is currently contemplated that before the Fund commences operations, the assets and liabilities of the Predecessor Fund will be transferred to the Fund in a tax-free reorganization (the “Reorganization”). It is currently contemplated that the Reorganization, which is subject to approval by the Predecessor Fund shareholders, will occur in the second half of 2023. Upon completion of the Reorganization, the Fund will assume the performance, financial, accounting and other historical information of the Predecessor Fund. The Predecessor Fund is advised by a different investment adviser not affiliated with BIM, and the Fund and the Predecessor Fund have different investment objectives, principal investment strategies and principal risks. Accordingly, the performance of the Predecessor Fund may not be indicative of how the Fund may have performed. Prior to the Reorganization, the Fund has not yet commenced operations.

The bar chart and the Average Annual Total Returns table below shows the Predecessor Fund’s investment results from November 6, 2012 (commencement of operations) through December 31, 2022 and how the Predecessor Fund’s average annual returns for various periods compare with a broad measure of market performance. Both the chart and the table assume the reinvestment of dividends and distributions. The Predecessor Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented, without which returns would have been lower. Past performance (before and after taxes) is not an indication of future performance. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 896-5089
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bondbloxxetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Risk/Return Bar Chart and Table for the Predecessor Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The performance information shown above is based on a calendar year. The highest calendar quarter total return of the Predecessor Fund was 4.78% for the quarter ended March 31, 2019 and the lowest calendar quarter total return was -10.93% for the quarter ended March 31, 2020. The Predecessor Fund’s year-to-date total return through March 31, 2023 was 3.49%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.93%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Predecessor Fund for Period Ended December 31, 2022.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
BondBloxx USD High Yield Bond Sector Rotation ETF | Markiti Boxx U S D Liquid Leveraged Loan Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.80%)
5 Years	rr_AverageAnnualReturnYear05	1.96%
Since Inception	rr_AverageAnnualReturnSinceInception	2.45%
BondBloxx USD High Yield Bond Sector Rotation ETF | BondBloxx USD High Yield Bond Sector Rotation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	190
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	348
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 882
Annual Return 2013	rr_AnnualReturn2013	5.35%
Annual Return 2014	rr_AnnualReturn2014	0.71%
Annual Return 2015	rr_AnnualReturn2015	(2.30%)
Annual Return 2016	rr_AnnualReturn2016	8.48%
Annual Return 2017	rr_AnnualReturn2017	1.83%
Annual Return 2018	rr_AnnualReturn2018	(1.12%)
Annual Return 2019	rr_AnnualReturn2019	7.21%
Annual Return 2020	rr_AnnualReturn2020	(5.73%)
Annual Return 2021	rr_AnnualReturn2021	2.05%
Annual Return 2022	rr_AnnualReturn2022	(3.76%)
Label	rr_AverageAnnualReturnLabel	returns before taxes
1 Year	rr_AverageAnnualReturnYear01	(3.76%)
5 Years	rr_AverageAnnualReturnYear05	(0.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 2012
BondBloxx USD High Yield Bond Sector Rotation ETF | BondBloxx USD High Yield Bond Sector Rotation ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.29%)
5 Years	rr_AverageAnnualReturnYear05	(1.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.55%)
BondBloxx USD High Yield Bond Sector Rotation ETF | BondBloxx USD High Yield Bond Sector Rotation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.04%)
5 Years	rr_AverageAnnualReturnYear05	(0.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.19%
BondBloxx USD High Yield Bond Sector Rotation ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any investment, you could lose all or a substantial part of your investment in the Fund, and the Fund’s performance could trail that of other investments.
BondBloxx USD High Yield Bond Sector Rotation ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.
BondBloxx USD High Yield Bond Sector Rotation ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any investment, you could lose all or a substantial part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Funds). Any such risk may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. The description of the principal risks below applies to the Fund and the Underlying Funds, as applicable.

No Operating History. As a newly organized entity, the Fund has no operating history. The Fund’s shares have no history of public trading.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Investment in the Underlying Funds Risk. The Fund invests a substantial portion of its assets in the Underlying Funds. Accordingly, the Fund’s investment performance will be directly related to the performance of the Underlying Funds, and the Fund is subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. To the extent the Fund is exposed more heavily to one or more particular Sectors, its performance will be especially sensitive to risks associated with those Sectors, which include:

•	Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

•	Telecom, Media and Technology Sector Risk. The telecom, media and technology sector consists of a number of sub-sectors, including the telecommunications, communication services, technology and electronics and media sub-sectors. These sectors are subject to the risks of rapid innovation and obsolescence cycles, intellectual property theft, government regulation, cybersecurity incidents and labor force challenges, among others. There is significant competition for technological advances, and issuers that fail to innovate will be adversely impacted. In addition, issuers in certain sub-sectors require substantial capital investments to develop products and services.

•	Healthcare Sector Risk. The profitability of companies in the healthcare sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient and tele-health services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments.

•	Financial Sector Risk. The financial sector consists of numerous sub-sectors, including the banking, financial services, insurance and REIT sub-sectors. Companies in the financial sector of an economy are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. Certain risks may impact the value of investments in the financial sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financial sector are exposed directly to the credit risk of their borrowers and counterparties, who may be leveraged to an unknown degree, including through swaps and other derivatives products. Financial services companies may have significant exposure to the same borrowers and counterparties, with the result that a borrower’s or counterparty’s inability to meet its obligations to one company may affect other companies with exposure to the same borrower or counterparty. This interconnectedness of risk may result in significant negative impacts to companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financial sector generally. Companies in the financial sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. The financial sector is particularly sensitive to fluctuations in interest rates. Events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. The financial sector is also a target for cyberattacks, and may experience technology malfunctions and disruptions. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have reportedly caused losses to companies in this sector, which may negatively impact the Fund.

•	Energy Sector Risk. The energy sector consists of a number of sub-sectors, including the exploration & production, gas distribution, oil field equipment & services, and oil refining & marketing sub-sectors. The success of companies in the energy sector may be cyclical and highly dependent on energy prices. The market value of securities issued by companies in the energy sector may decline for the following reasons, among others: changes in the levels and volatility of global energy prices, energy supply and demand, geopolitical instability and capital expenditures on exploration and production of energy sources; exchange rates, interest rates, economic conditions, and tax treatment; regulation of energy production and the cost and availability of government subsidies; and energy conservation efforts, increased competition and technological advances. Companies in this sector may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit the earnings of these companies.

•	Consumer Cyclicals Sector Risk. The consumer cyclicals sector consists of a number of sub-sectors, including the automotive, consumer discretionary, leisure, real estate development and management, department store and specialty retail sub-sectors. The success of consumer cyclical companies is tied closely to the performance of domestic and international economies, exchange rates, interest rates, competition, consumer confidence, changes in demographics and preferences. Companies in the consumer cyclicals sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

•	Consumer Non-Cyclicals Sector Risk. The consumer non-cyclicals sector consists principally of consumer staples companies that operate in numerous sub-sectors, including the consumer goods, discount stores, food & drug retail, restaurants, and utilities sub-sectors. Investments in the consumer non-cyclicals sector involve risks associated with companies that manufacture products and provide discretionary services directly to the consumer. Performance of companies in the consumer non-cyclicals sector may be adversely impacted by fluctuations in supply and demand, changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer non-cyclicals sector are also affected by global economic, environmental and political events, and economic conditions. The products of consumer non-cyclical companies are subject to government regulation which may negatively impact such companies’ performance.

A strategy used by the Underlying Funds may fail to produce the intended results. If the Fund has allocated a higher portion of its net assets to a particular Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund and may be more susceptible to losses because of these developments. The Fund’s ability to achieve its investment objective will depend on the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund can be achieved. With respect to the Underlying Funds, which are all designed to track an index, the price and movement of an ETF designed to track an index may not track the index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

The Fund’s NAV will change with changes in the value of the Underlying Funds and other investments based on their market valuations. The Fund’s market price may deviate from value of the Fund’s underlying holdings, particularly in times of market stress, and as a result, investors may pay more or receive less than the underlying value of the Fund’s shares bought or sold. See also “-Exchange-Traded Fund (ETF) and Other Investment Company Risk” below. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying Funds.

Affiliated ETF Risk. The Adviser receives advisory fees from the Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds. The Adviser may have an incentive to take into account the effect on an Underlying Fund in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that Underlying Fund. In addition, the fees payable to the Adviser by certain of the Underlying Funds may be higher than the fee payable by the Fund. However, the Adviser has a fiduciary duty to act in the Fund’s best interests when selecting the Underlying Funds.

Asset Allocation Risk. The Fund’s investment performance depends upon the successful allocation by the Adviser of the Fund’s assets among the Sectors after Adviser receives asset allocation recommendations from the Sub-Adviser. There is no guarantee that the allocation techniques and decisions made in connection therewith will produce the desired results. Any imperfections, errors or limitations in the allocation techniques and decisions made could result in investment outcomes different from or opposite to those expected or desired by the Fund.

Exchange-Traded Fund (ETF) and Other Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs, including the affiliated Underlying Funds. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF or investment company’s investments. The price and movement of an ETF designed to track an index may not track the index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

High Yield Securities Risk. Securities that are rated below investment-grade (sometimes referred to as “junk bonds,” which include those bonds rated below “BBB-” by S&P Global Ratings and Fitch or below “Baa3” by Moody’s), or similar securities that are unrated, may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in the NAV of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities because there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities could experience sudden and sharp volatility, which is generally associated more with investments in stocks.

High yield securities that are unrated expose investors to risks with respect to capacity to pay interest or repay principal that are similar to the risks of below investment grade bonds. Evaluation of these securities is dependent on BIM’s judgment, analysis and experience in the evaluation of such securities.

Asset Class Risk. Securities and other assets in an Underlying Fund’s underlying index or in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Interest Rate Risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low, or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. Recently, inflation levels have been at their highest point in nearly 40 years, and the U.S. Federal Reserve has begun a campaign to raise certain benchmark interest rates in an effort to combat inflation. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund.

Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in an Underlying Fund’s underlying index are substituted, or the Fund otherwise needs to purchase additional bonds.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower interest rates, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation. The Fund invests in fixed income securities of high yield issuers that may exhibit higher levels of credit risk than other types of fixed income instruments.

Inflation Risk. Inflation is a sustained rise in overall price levels. Moderate inflation is associated with economic growth, while high inflation can signal an overheated economy. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money (i.e., as inflation increases, the values of the Fund’s assets can decline). Inflation poses a “stealth” threat to investors because it reduces savings and investment returns. Central banks, such as the U.S. Federal Reserve, generally attempt to control inflation by regulating the pace of economic activity. They typically attempt to affect economic activity by raising and lowering short-term interest rates. At times, governments may attempt to manage inflation through fiscal policy, such as by raising taxes or reducing spending, thereby reducing economic activity; conversely, governments can attempt to combat deflation with tax cuts and increased spending designed to stimulate economic activity. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. This risk is greater for fixed-income instruments with longer maturities.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, the advent of significant inflation, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure. In addition, a natural disaster could occur in a geographic region of the United States in which the Fund invests, which could adversely affect the economy or the business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in, or which are exposed to, the affected region.

Infectious Illness Risk. A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund and its investments and may impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Despite the development of vaccines, the duration of the COVID-19 pandemic and its effects cannot be predicted with certainty.

Concentration Risk. It is possible the Fund may not have exposure to all Sectors or Underlying Funds at all times. Accordingly, the Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that, based on the Fund’s exposure to certain Sectors or Underlying Funds at various times, the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Each Underlying Fund has an industry concentration policy such that the Underlying Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its underlying index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry. As of December 31, 2022: with respect to BondBloxx USD High Yield Bond Industrial Sector ETF, its underlying index holds 25% or more of its assets in the basic industry, capital goods, and services sub-sectors; with respect to BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF, its underlying index currently holds 25% or more of its assets in the media and telecommunications sub-sectors; with respect to BondBloxx USD High Yield Bond Healthcare Sector ETF, its underling index currently holds 25% or more of its assets in the healthcare sub-sector; with respect to BondBloxx USD High Yield Bond Financial & REIT Sector ETF, its underlying index currently holds 25% or more of its assets in the financial services and REIT sub-sectors; with respect to BondBloxx USD High Yield Bond Energy Sector ETF, its underlying index currently holds 25% or more of its assets in the energy sub-sector; with respect to BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF, its underlying index currently holds 25% or more of its assets in the leisure sub-sector; and with respect to BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF, its underlying index currently holds 25% or more of its assets in the consumer goods and utilities sub-sectors.

To the extent the Fund invests more heavily in particular sectors, sub-sectors, industries, groups of industries, asset classes, markets, regions, countries, or groups of countries, its performance will be especially sensitive to developments that significantly affect those sectors, sub-sectors, industries, asset classes, markets, regions, or countries. In addition, the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors, sub-sectors, industries, asset classes, markets, regions, or countries. An individual sector, sub-sector, industry, group of industries, asset-class, market, region, country, or group of countries may outperform the broader market during particular periods, but may do so with considerably greater volatility than the broader market. In addition, the several industries that constitute a sector or sub-sector or the several countries or markets that constitute a region or group of countries may all react similarly to economic, political, regulatory or other market events. The Fund’s performance could also be affected if the sectors, sub-sectors, industries, asset classes, markets, regions, or countries do not perform as expected. Alternatively, a lack of exposure to one or more other sectors, sub-sectors, industries, asset classes, markets, regions, or countries may adversely affect performance.

Non-Diversification Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

Illiquid Investments Risk. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. To the extent the Fund holds illiquid investments, the illiquid investments may reduce the returns of the Fund because the Fund may be unable to transact at advantageous times or prices. During periods of market volatility, liquidity in the market for the Fund’s shares may be impacted by the liquidity in the market for the underlying securities or instruments held by the Fund, which could lead to the Fund’s shares trading at a premium or discount to the Fund’s NAV. The high yield securities in which the Fund invests may experience greater liquidity challenges than other types of securities during periods of market stress.

Privately Issued Securities Risk. The Fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933 Act, as amended (the “1933 Act”). Privately issued securities are securities that have not been registered under the 1933 Act and as a result may be subject to legal restrictions on resale. Privately issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Fund.

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of this Prospectus) may engage in creation or redemption transactions directly with the Fund, and Authorized Participants are not obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is willing or able to step forward to create or redeem, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Management Risk. Because BIM uses a representative sampling indexing strategy, an Underlying Fund may not be able to fully replicate its underlying index and may hold securities not included in the underlying index. As a result, the Fund is subject to the risk that BIM’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Portfolio Turnover Risk. High portfolio turnover (considered by the Fund and the Underlying Funds to mean higher than 100% annually) may result in increased transaction costs to the Fund or an Underlying Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, Authorized Participants, market makers, counterparties or other third-parties, failed or inadequate processes and computer, technology or systems failures. The Fund and BIM seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by an Underlying Fund’s underlying index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by a lack of current market prices, technological issues or errors by pricing services or other third-party service providers.

Cybersecurity Risk. Failures or breaches of the electronic or computer systems of the Fund, the Fund’s adviser, distributor, and Underlying Fund’s index provider and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of an Underlying Fund’s index provider and other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

IBOR Risk. IBOR risk refers to the risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar rates (such as the Euro Overnight Index Average, which ceased publication on January 3, 2022) could have adverse impacts on payment obligations, financing terms, and financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

For example, in connection with the global transition away from LIBOR led by regulators and market participants, LIBOR is no longer published on a representative basis. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. Various financial industry groups have been planning for the transition away from LIBOR, but there are challenges to converting certain securities and transactions to a new reference rate. Markets are developing in response to these new rates but questions around the liquidity of the new rates and how to appropriately adjust these rates to eliminate any economic value transfer at the time of transition remain a significant concern. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments related to LIBOR and may result in a reduction in value of certain instruments held by the Fund.

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund may incur “Acquired (Underlying) Fund Fees and Expenses.” Acquired (Underlying) Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. The Acquired (Underlying) Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	BIM has contractually agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of the Fund’s net total annual operating expenses will not exceed 0.55% through the anniversary of the listing date of the Fund in 2026. The contractual waiver may be terminated prior to the anniversary of the listing date of the Fund in 2026 only upon written agreement of the Trust and BIM.